Summary of Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2021
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment useful lives	20 years
Office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment useful lives	3 years
Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment useful lives	4 years